PROVISIONS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in provisions
Provision beginning of the period	₽ (18,588)	₽ (16,287)	₽ (74,302)
Arising during the year	(22,125)	(19,755)	(19,855)
Utilised	15,186	16,709	72,227
Discount rate adjustment and imputed interest (change in estimates)	(141)	(70)	30
Unused amounts reversed	1,292	510	712
Arising due to acquisitions of subsidiaries	(369)		(9)
Disposal of a subsidiary		369	1,608
Other	(22)	(64)	3,302
Provision end of the period	(24,767)	(18,588)	(16,287)
Current portion	(17,479)	(13,460)	(11,526)
Non-current portion	(7,288)	(5,128)	(4,761)
Tax provisions other than for income tax
Changes in provisions
Provision beginning of the period	(621)	(563)	(252)
Arising during the year	(74)	(211)	(410)
Utilised	161	29	19
Discount rate adjustment and imputed interest (change in estimates)		1
Unused amounts reversed	488	8	34
Arising due to acquisitions of subsidiaries	(207)
Disposal of a subsidiary		115	50
Other	(1)		(4)
Provision end of the period	(254)	(621)	(563)
Current portion	(254)	(621)	(563)
Provision for decommissioning and restoration
Changes in provisions
Provision beginning of the period	(5,273)	(4,788)	(3,109)
Arising during the year	(2,329)	(914)	(2,341)
Utilised	31	54	19
Discount rate adjustment and imputed interest (change in estimates)	(145)	(138)	42
Unused amounts reversed	226	513
Disposal of a subsidiary			760
Other			(159)
Provision end of the period	(7,490)	(5,273)	(4,788)
Current portion	(284)	(229)	(126)
Non-current portion	(7,206)	(5,044)	(4,662)
Employee bonuses and other rewards
Changes in provisions
Provision beginning of the period	(8,199)	(10,043)	(10,378)
Arising during the year	(17,860)	(14,770)	(16,896)
Utilised	13,258	16,489	16,055
Discount rate adjustment and imputed interest (change in estimates)	4	67	(12)
Unused amounts reversed	580	(125)	523
Arising due to acquisitions of subsidiaries	(159)		(9)
Disposal of a subsidiary		245	672
Other	(18)	(62)	2
Provision end of the period	(12,394)	(8,199)	(10,043)
Current portion	(12,312)	(8,115)	(9,944)
Non-current portion	(82)	(84)	(99)
SEC Provision
Changes in provisions
Provision beginning of the period			(59,050)
Utilised			55,607
Other			3,443
Letigations and Other provisions (Note 34)
Changes in provisions
Provision beginning of the period	(4,495)	(893)	(1,513)
Arising during the year	(1,862)	(3,860)	(208)
Utilised	1,736	137	527
Unused amounts reversed	(2)	114	155
Arising due to acquisitions of subsidiaries	(3)
Disposal of a subsidiary		9	126
Other	(3)	(2)	20
Provision end of the period	(4,629)	(4,495)	(893)
Current portion	₽ (4,629)	₽ (4,495)	₽ (893)